Long-term Investments, Net	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Long-term Investments, Net
9.	Long-term Investments, Net
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.

	December 31, 2021	December 31, 2022

	RMB in thousands
Equity investments accounted for using the measurement alternative	3,344,465	2,844,630
Equity investments accounted for using the equity method	1,235,289	1,923,144
Investments accounted for at fair value	922,770	883,244

Total	5,502,524	5,651,018

Equity investments using the measurement alternative
The Group elects to use measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes, in accordance with ASU 2016-01. Under this measurement alternative, changes in the carrying value of the equity investments will be recognized in current earning, whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in “Investment income/(loss), net (including impairments)” equal to the difference between the carrying value and fair value.
Nil, RMB31.5 million
re-measurement
loss and RMB152.2
m
illion re-measurement gain of equity investments accounted for using the measurement alternative was recognized for the years ended
December 31, 2020, 2021 and 2022, respectively.
The Group recorded impairment charges for long-term investments of RMB8.0 million, RMB91.5 million and RMB465.6 million as “Investment income/(loss), net (including impairments)” for the years ended December 31, 2020, 2021 and 2022, respectively. When events or changes in circumstances that indicate the fair value of the investments may be less than their carrying value, included but not limited to, the investees’ unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future, the Group made evaluation and determined the fair value of these investments was less than their carrying value and impairment loss was recognized accordingly.
The Company
disposes
several equity investments of the Group with the carrying amount of nil, RMB10.4 million, RMB493.1 million for the years ended December 31, 2020, 2021 and 2022, respectively. The difference between the consideration and their carrying value was recognized as “Investment income/(loss), net (including impairments)”. Nil, RMB0.8 million and RMB171.3 million disposal gain was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.
Equity investments accounted for using the equity method
RMB50.5 million, RMB37.2 million and RMB211.6 million of the Group’s proportionate share of equity investee’s net loss, was recognized in “Investment income/(loss), net (including impairments)” for the years ended December 31, 2020, 2021 and 2022, respectively.
Investments accounted for at fair value
Investments accounted for at fair value primarily include financial products with variable interest rates referenced to performance of underlying assets and with original maturities more than one year and investments in publicly traded companies with an intention of holding more than one year. A gain of RMB24.9 million, and a loss of RMB156.0 million and RMB198.6 million resulted from the change in fair value was recognized in “Investment income/(loss), net (including impairments)” for the years ended December 31, 2020, 2021 and 2022, respectively.